LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
43785873	0677537961		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower made a payment and made a promise to make a double payment in XXX. On XX/XX/XXXX the Borrower made a payment. On XX/XX/XXXX the Borrower stated that they made the payments, and they should not be past due. A payment plan was established. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  There was a prior Chapter XX bankruptcy, case#XXX that was dismissed on XX/XX/XXXX.
There was a prior Chapter XX bankruptcy, case#XXX that was discharged on XX/XX/XXXX.
There was a prior Chapter XX bankruptcy, case#XXX that was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/08/2024
1000789787	674022801		3	[3] Property Condition - Poor [3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Door knock visit on XX/XX/XXXX described the property being in poor condition with visible damages to XXX/XXX. Home was inhabited but contact not made. No evidence of claim filing or repairs.  Property repairs have not started.  The property condition is poor.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact during review period, despite almost daily outbound attempts. Loan is Performing.
						08/31/2024	11/20/2024
1000789036	674043211		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to let servicer know they plan to bring account current by XX/XX/XXXX. On XX/XX/XXXX, borrower called for reinstatement quote. On XX/XX/XXXX, borrower called to make a payment, but servicer  could only accept total amount due since in foreclosure. Modification discussed. On XX/XX/XXXX, borrower called regarding a modification, but agent informed him that would increase his payment. Borrower said they will try to reinstate on their own. On XX/XX/XXXX, outbound call to borrower, who said he will be trying to reinstate. They will know by XX/XX/XXXX if he can. Borrower does not qualify for loan modification per waterfall nor any repayment plan per investor guidelines. On XX/XX/XXXX, borrower called for updated reinstatement figure. On XX/XX/XXXX, borrower called in regarding their payment, and wanted to see if he can make it over the phone. Agent informed borrower that they are unable to accept payment at this time due to foreclosure status, and that he will have to pay the total amount due in order to bring the account current. Agent confirmed the wire instructions. Borrower stated that he will wire the funds on XXX or by the XXX of the month. On XX/XX/XXXX, borrower called regarding account showing due for XX  payments totaling $X.XX. Borrower asked for reinstatement amount. Agent advised it's not showing on account at this time. Borrower stated he wired $X.XX, and placed agent on hold  Borrower did not come back to the phone. On XX/XX/XXXX, servicer called to inform borrower of total amount due. Borrower promised to pay, and agent informed them of semi-monthly payment option. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
40156726	0676665920		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower sent an email to the Servicer to advise that they did not file a claim for damages but are needing funds to make the necessary repairs. They stated that XXX due to a XXX. There is XXX in the XXX and XXX to the XXX. XXX was XXX and has not been replaced. There is XXX in the XXX on the right side of the property. There is no evidence that a claim was filed or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. On XX/XX/XXXX the Borrower sent an email to the Servicer to advise that they did not file a claim for damages but are needing funds to make the necessary repairs. They stated that XXX due to XXX. There is XXX in the XXX and XXX closer to XXX. XXX and has not been replaced. There is XXX that XXX on the right side of the property. There is no evidence that a claim was filed or that the repairs were made. No other detrimental issues were noted. The loan is currently performing.
						08/31/2024	11/17/2024
1000789818	674017389		3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to check on the status of the loan. On XX/XX/XXXX and XX/XX/XXXX an agent informed the Borrower of the foreclosure status. The Borrower stated that their spouse lives in the property and was supposed to be making the payments. A reinstatement quote was requested. On XX/XX/XXXX an authorized third party called to obtain a reinstatement quote. On XX/XX/XXXX The Borrower called to confirm that the reinstatement funds were received. The agent confirmed receipt. On XX/XX/XXXX an agent informed the Borrower that the account is current, and nothing is needed at this time. On XX/XX/XXXX the Borrower stated that their spouse makes the loan payments and will be making a payment on XXX. On XX/XX/XXXX the Borrower stated that they will talk to their spouse regarding the payment. On XX/XX/XXXX the Borrower called to find out if their former spouse could assume the loan. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on XX/XX/XXXX indicates that there is a City lien on title in the amount of $X.XX. There is no evidence that the lien has been paid or that a resolution is being pursued.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
1000789609	674017736		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  An insurance claim was filed for XXX damage that occurred on XX/XX/XXXX.  A claim check for $X.XX was deposited into restricted escrow on XX/XX/XXXX.  On XX/XX/XXXX, the agent requested the contractor’s proposal.  On XX/XX/XXXX, the customer requested a copy of the adjuster’s report.  On XX/XX/XXXX, the homeowner called to order an inspection.  On XX/XX/XXXX, the borrower discussed the claim status.  On XX/XX/XXXX, the customer discussed the claim inspection status.  A depreciation check for $X.XX was deposited into restricted escrow on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner discussed the depreciation check.  On XX/XX/XXXX, the servicer requested that the waiver of lien be submitted for the claim process.  The final claim check was released on XX/XX/XXXX as the inspection reported that 100% of the repairs were completed.  The claim was closed on XX/XX/XXXX.  On XX/XX/XXXX, a copy of the adjuster’s report was requested.  On XX/XX/XXXX, a third party advised that the borrower has been deceased for XX years.  On XX/XX/XXXX, the authorized spouse promised to make a payment for $X.XX.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
1000168250	0687590133		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to resubmit payment that was returned. On XX/XX/XXXX, borrower called to make a payment. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Damage to XXX noted on XX/XX/XXXX and claim opened. Cause and specific date of loss not mentioned. Estimated damage $X.XX. XX claim checks totaling $X.XX have been received. Claim classified as non-monitored/stamp and go. Contractor claimed that XXX repairs were completed on  XX/XX/XXXX, but no evidence all funds have been issued, or proof that repairs were completed. On XX/XX/XXXX, there was email correspondence suggesting that the claim was still open.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX Disaster Number: XXX Declared on: XX/XX/XXXX XXX
						08/31/2024	11/27/2024
1000789138	674032412		3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to speak to the loss draft department. On XX/XX/XXXX the Borrower called to report a new claim for XXX damage and stated that the repairs will be completed. The agent went over the claim process. On XX/XX/XXXX the Borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. They received a claim check and confirmed that the repairs were in process. On XX/XX/XXXX the Borrower called for an update on the $X.XX claim check. The agent advised that the check was just endorsed and released. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX the Borrower filed a claim for XXX damage. A claim check was received in the amount of $X.XX on XX/XX/XXXX and was endorsed/released on XX/XX/XXXX. The claim was classified as non-monitored and closed. A final inspection was not reuired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789326	674044409		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower requested the mailing address for the loss draft department. On XX/XX/XXXX the Borrower called to find out why they received back the unendorsed claim check. The agent went over the monitored claim process and the Borrower stated that they will re-mail the endorsed check. There has been no further contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX an un-endorsed claim check was received and returned to the Borrower for endorsement. On XX/XX/XXXX a claim check was received in the amount of $X.XX. As of XX/XX/XXXX the servicer is attempting to contact the Borrower to obtain the Contractor's proposal so the claim can proceed. There is no evidence that the repairs are 100% complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
41439686	0675876411		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that they can't afford the payment due to having financial issues. The XXX program was discussed. On XX/XX/XXXX the Borrower called regarding the principal adjustment and was transferred to the loss mitigation department. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to discuss the credit for having a good payment history. On XX/XX/XXXX the Borrower requested a copy of the last XX billing statements. On XX/XX/XXXX the Borrower called regarding a loan modification issue and was transferred to the loss mitigation department for further assistance. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to verbally dispute the late fee on the account. The dispute was resolved during the call. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to schedule a payment. There has been no further contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/27/2024
1000789111	674025739		3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX,borrower called claiming there was a missing payment. Agent advised her to send proof of payment. Borrower also wanted to change her due date. Agent advised her that they cannot, but did inform them of the grace period. On XX/XX/XXXX, borrower called to report a new insurance claim for XXX damage. On XX/XX/XXXX, borrower called to confirm email address. On XX/XX/XXXX, borrower called to get claim check endorsement information. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Unspecified XXX damage reported on XX/XX/XXXX and non-monitored stamp and go claim opened. Check for $X.XX sent XX/XX/XXXX. No indication that all funds were released, claim closing, or repairs done.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789522	674033717		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower requested a copy of the loan modification documents. On XX/XX/XXXX the Borrower called to speak to the fraud department. They claim that the prior modification was fraudulently obtained, and they have proof. On XX/XX/XXXX the Borrower requested the previous loan number from the previous carrier. On XX/XX/XXXX the Co-borrower stated that they have been divorced from the Borrower for many years and requested a copy of aal the documents from the last modification. The agent instructed the Coborrower to send a request in writing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789673	674046354		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Successor in interest stated that they only make $X.XX a month, and the mortgage payment is $X.XX. A family member will be moving in to help make the payments. On XX/XX/XXXX the Borrower called to speak to a Supervisor regarding loss mitigation assistance. On XX/XX/XXXX an authorized third party called to make a payment. The agent advised that due to the account status, a payment could not be made. A repayment plan was discussed. On XX/XX/XXXX an agent informed the Successor that their income is not enough to qualify for a modification. The reason for default was due to the illness of the primary mortgagor. On XX/XX/XXXX an authorized third party called to confirm that the documents they sent in were received. On XX/XX/XXXX an agent informed the Successor that the workout documents received were incomplete. An updated list of the items needed were requested. On XX/XX/XXXX the Successor called to find out if the workout documentation was received. On XX/XX/XXXX the Successor in interest called to go over the total amount due and foreclosure sale date. The agent instructed them to send in additional documentation. On XX/XX/XXXX an agent requested additional documents from the Successor to further review the file for a workout option. On XX/XX/XXXX an agent informed the Successor that they received the documents but only see one deposit of Social Security funds. Additional documents were requested.  On XX/XX/XXXX the Successor in interest called in with a State assistance representative on the line. The representative asked about the foreclosure sale date and had questions about a modification. The agent advised that the sale date was scheduled for XX/XX/XXXX and a modification is not an option. On XX/XX/XXXX an authorized third party called to make a payment. There has been no further contact with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/26/2024
39478567	0687592261		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for mailing address to send payment. On XX/XX/XXXX, borrower called because their payment was applied and refunded as well. Agent advised the payment was applied, but it was returned due to an error with servicer's system, so she has to wait until they process the payment again. No other borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/26/2024
1000789529	674032628		3
[3] Evidence of environment issues surrounding property.

[3] Property Damage - Other Natural Causes - No evidence of resolution

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called regarding the claim check and was transferred to the loss draft department.  A payment was promised.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on XX/XX/XXXX.  There was XXX per notes dated XX/XX/XXXX.  A stamp and go classified claim check for $X.XX was endorsed and released on XX/XX/XXXX.  The damage details and the repair status were not indicated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/27/2024
1000168296	0687591412		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called regarding account information and payment. Agent confirmed the account is caught up with payments and the last payment made on XX/XX/XXXX was for the XXX bill and the next payment due is for $X.XX on XX/XX/XXXX. Borrower then made a payment of  $X.XX for XXX. On XX/XX/XXXX, borrower called in to see why the amount due is $X.XX. Agent verified and according to the system, the attorney cost  was $X.XX and foreclosure cost was $X.XX. Borrower requested more details so a task was run and agent advised it will take 3-5 business days to get a response. No other contact evident.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Also Chapter XX case XXX was dismissed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/21/2024
38809471	2001223862		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to find out who is paying the insurance on the account. On XX/XX/XXXX the Borrower stated that they will be obtaining new insurance and wanted to find out how they could have it escrowed. On XX/XX/XXXX the Borrower called to request the mortgagee clause. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to request the insurance information on the account and wanted to know why the payment increased. There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/11/2024
1000789070	674044698		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower had questions regarding the claim check endorsement. The loss draft number was provided. On XX/XX/XXXX the Borrower called to advise that they received a claim check for XXX and has sent it in for endorsement. The loss draft department's contact information was provided. The Borrower made a payment. On XX/XX/XXXX the Borrower called to inquire about a loss draft claim while speaking about a separate claim file. The Borrower stated that the repairs were complete and the contractor that made the repairs was not licensed at the time when the work was performed. They have proof that the contractor was paid. The agent informed the borrower that they will send out a claim packet and went over the claim process. On XX/XX/XXXX and XX/XX/XXXX the Borrower made a payment. There has been no further contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called in reference to a claim check that was sent in for XXX. On XX/XX/XXXX the Borrower stated that the contractor was not licensed when they completed the repairs. On XX/XX/XXXX an outbound call was made to the borrower regarding the missing claim documents and endorsed claim check. There is no evidence that the claim check or claim documents were received. An inspection has not been performed to determine that the repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/27/2024
1000789043	674040274		3	[3] Occupancy - Vacant [3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower scheduled a payment and requested to have the insufficient fund fee waived. There has been no further contact with the borrower from XX/XX/XXXX though XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An inspection on XX/XX/XXXX found that the property was vacant and had XXX damage to the XXX and XXX. The XXX was XXX! The general condition was fair and the estimated cost to repair does not exceed $X.XX. There is no evidence that a claim was filed or that the repairs were made.  Property repairs have not started.  The property condition is fair.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/21/2024
1000789641	674049846		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call on XX/XX/XXXX to collect payment. Borrower said they were making arrangements for the XXX payment. She was laid off and getting unemployment, but is looking for a new job. Agent offered to set up payment for her for free but she promised to make the payment by the XX of the month online. Agent offered repayment plan, but borrower said that she can't do that either No other borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX mentioned without any context during phone call with borrower on XX/XX/XXXX. No evidence of a claim filing or repairs being done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
1000659116	301009		3	[3] Occupancy - Vacant [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called regarding loss draft check endorsement process. On XX/XX/XXXX and XX/XX/XXXX, borrower called for loss draft department and was transferred. On XX/XX/XXXX, borrower called and asked to be transferred to loss draft department, but call was then disconnected. On XX/XX/XXXX, borrower called and promised to pay by XX/XX/XXXX. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage reported XX/XX/XXXX from a XXX. Exact date of loss not mentioned. Claim opened and check received for$ X.XX that day. On XX/XX/XXXX, a check was received for $X.XX. Claim was not classified as monitored or non-monitored. No evidence of all claim funds being releases, claim being closed, or repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/21/2024
1000789316	674035993		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The comments on XX/XX/XXXX indicate that the Borrower is represented by an Attorney. Skip tracing efforts were performed on XX/XX/XXXX but were unsuccessful. The property was found to be vacant/secure on XX/XX/XXXX. No property damages were reported. No detrimental issues were noted, and the loan is currently performing.
						08/31/2024	11/27/2024
1000789615	674032669		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent [1] Subject May Not Be 1st Lien - Title company has acknowledged and signed letter of indemnification
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.   On XX/XX/XXXX, the borrower confirmed that had not yet received the loss mitigation package.  On XX/XX/XXXX, the homeowner stated that wanted to sign up for the outreach event.  On XX/XX/XXXX, the customer expressed interest in reinstating the loan.  On XX/XX/XXXX, the account status was discussed.  On XX/XX/XXXX and XX/XX/XXXX, the borrower requested a reinstatement quote.  On XX/XX/XXXX, the homeowner cited increased expenses as the reason for default and stating that is gathering funds to reinstate the loan.  On XX/XX/XXXX, the agent recommended going on lint to look at loss mitigation options.  On XX/XX/XXXX, the customer stated that the hardship is due to illness of a family member which has been resolved.  A deferment option was discussed.  From XX/XX/XXXX to XX/XX/XXXX, the borrower stated that was working on reinstating the loan.  On XX/XX/XXXX, a reinstatement quote was requested.  The hardship was due to the loss of a spouse.  On XX/XX/XXXX, the homeowner discussed the wiring process to reinstate the loan. On XX/XX/XXXX, the customer was informed that the loan was reinstated on XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, payments were promised.  On XX/XX/XXXX, the borrower stated that is paying for unexpected truck repairs and is in the process of gathering funds for the XXX payment.  On XX/XX/XXXX, the homeowner stated that the hardship is due to excessive obligations.  Owner occupancy was verified.  A payment was promised.  On XX/XX/XXXX, the servicer advised that the loan is XX months delinquent.  The homeowner stated that the hardship is due to less income and will try to make a payment by the end of the months.  The customer declined loss mitigation options at this time.  On XX/XX/XXXX, the borrower stated that the hardship is due to helping a relative who had twin newborns.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A prior unreleased deed of trust in the amount of $X.XX was filed on XX/XX/XXXX.  A title claim resulted in an indemnification on XX/XX/XXXX. The attorney confirmed the title was clear on XX/XX/XXXX.  The title issues were resolved as of XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
1000789631	674048889		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called to make a payment, but agent advised they could not accept while in foreclosure. Loan must be reinstated. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower wanted to speak about account, but did not have password. Agent sent password removal form. On XX/XX/XXXX, borrower called for reinstatement amount and wiring instructions. On XX/XX/XXXX, borrower said they were sending reinstatement on that XXX. On XX/XX/XXXX, borrower called to confirm loan was reinstated and no longer in foreclosure. On XX/XX/XXXX, servicer called to collect payment, which borrower had sent already via mail. On XX/XX/XXXX, borrower called to follow up on claim check. On XX/XX/XXXX borrower called to get their latest billing statement. On XX/XX/XXXX, borrower called to confirm payment was received, and agent advised they hadn't gotten it yet. On XX/XX/XXXX, borrower called with questions regarding their open insurance claim. On XX/XX/XXXX, authorized third party called to follow up on loss draft check. On XX/XX/XXXX, borrower called to make a payment, but did not have bank routing number. On XX/XX/XXXX, borrower called to confirm last payment receipt, which agent verified. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to make a payment, and also had a concern about the total balance due. Agent advised he had a late fee from a previous month. He understood and made total payment due.  He also had a complaint about the loss draft process, and was transferred to loss draft. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000506668	0690250915		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact or attempts. Loan has performed for the entire review period.
						08/31/2024	11/12/2024
21612225	10179372		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that they sent in a check on XX/XX/XXXX and someone cashed the check, but it was not applied to the account. A research request was opened. On XX/XX/XXXX the Borrower called to confirm that a payment was received. The agent advised that a research request has been submitted to locate the payment. On XX/XX/XXXX the Borrower requested the current principal balance. On XX/XX/XXXX the Borrower had questions regarding the escrow account. On XX/XX/XXXX the Borrower called to confirm that a payment was received and had questions regarding the payment increase. On XX/XX/XXXX the Borrower called to confirm that the payment was received.  On XX/XX/XXXX the Borrower called to inquire about the XX/XX payment. The reason for default was due to a curtailment of income. On XX/XX/XXXX the Borrower had questions regarding the payment that was made on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to find out when the payment was applied to the account. On XX/XX/XXXX the Borrower made a payment. On XX/XX/XXXX the Borrower called to confirm that the payment was received. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower stated that they will be out of Bankruptcy in XX month and requested that the payment due date be changed. On XX/XX/XXXX the Borrower requested to change the payment due date. The agent advised that the due date could not be changed. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower had questions regarding the credit reporting. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower had questions about the fees and charges on the billing statement. The agent went over the billing statement details. The Borrower also had questions regarding the credit reporting.  There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/11/2024
41439680	0675876353		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to confirm the balance on the account. On XX/XX/XXXX the Borrower called to discuss the tax documents they received. On XX/XX/XXXX the Borrower called to advise that they received a tax bill. The agent advised that the taxes were paid. On XX/XX/XXXX an authorized third party called to inquire about the mortgage increase. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX that was discharged.
There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX that was discharged.
There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX that was discharged.
There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX that was discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/28/2024
1000789583	674044573		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a $X.XX payment, but it could not be accepted due to the foreclosure status. The Borrower made a promise to pay. On XX/XX/XXXX the Borrower called to make partial payments on the account and stated that the reason for default was due to excessive obligations.  On XX/XX/XXXX the Borrower called to make two payments. There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789362	674025358		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a promise to pay. On XX/XX/XXXX the Borrower never acknowledged that the account was delinquent and requested a Supervisor callback. On XX/XX/XXXX the Borrower stated that it was not a good time to talk, and the call disconnected. On XX/XX/XXXX the Borrower did not want to make a payment by phone. On XX/XX/XXXX an outbound call was made to collect a payment. The Borrower stated that the payment was already scheduled. On XX/XX/XXXX the Borrower called to cancel a scheduled payment and made a replacement payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789644	674048400		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only borrower contact was on XX/XX/XXXX, when borrower called and agent advised  her of account status and fees, which she can dispute online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Open claim for XXX damage sustained on XX/XX/XXXX. Claim not classified. Claim check issued on XX/XX/XXXX for $X.XX and on XX/XX/XXXX for $X.XX. On XX/XX/XXXX, comment states servicer was not listed as a payee on this claim payment, and agent emailed management. Claim was temporarily closed for billing purposes on XX/XX/XXXX, and reopened in XX/XXXX. No evidence of repairs or all claim funds being released/closed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
47133721	383320		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a payment, and the Welcome call was completed. On XX/XX/XXXX the Borrower called to request a refund for the payment that was made on XX/XX/XXXX. The agent advised that it would take 3-5 business days for the payment to be refunded. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/14/2024
1000445308	0690006010		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called upset because she was charged $X.XX on XX/XX/XXXX for a home inspection she didn't authorize. Borrower requested clarification of the fees via email, and agent submitted request. Borrower asked to talk to a manager but agent said that they had a process in place that needed to complete first. Agent also explained that inspection may be done when they are ordered by the city homeowner's association, or because servicer got a tip that the property was vacant. On XX/XX/XXXX, borrower called to request a copy of their inspection report. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/04/2024
43826731	0680569720		3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to advise that the XXX had XXX and wanted to know if they had to reapply for a loan to XXX. The property was XXX and a claim was filed. On XX/XX/XXXX an authorized third party called for an update on the claim. On XX/XX/XXXX the Borrower called to discuss the claim process. On XX/XX/XXXX the Borrower called regarding the status of the claim check in the amount of $X.XX. On XX/XX/XXXX the Borrower stated that they are ready for an inspection. On XX/XX/XXXX the Borrower called to request an inspection. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. A claim check was received on XX/XX/XXXX in the amount of $X.XX. The claim was classified as monitored. As of XX/XX/XXXX the repairs are in process and the claim is active.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/25/2024
1000789386	674029772		3	[3] There is evidence of property damage. [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX. XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of the claim. On XX/XX/XXXX the Borrower called to verify which documents were needed for the claim. On XX/XX/XXXX an agent informed the Borrower of the documentation that is still needed for the claim process. On XX/XX/XXXX the Borrower called to check on the status of the draw request. On XX/XX/XXXX the Borrower called to check on the status of the claim check. On XX/XX/XXXX an agent informed the Borrower that the initial draw was approved in the amount of $X.XX and was disbursed on XX/XX/XXXX. The Borrower complained that the amount was not enough for the repairs.  On XX/XX/XXXX the Borrower requested a draw. The agent advised that in order to release more funds, an inspection is necessary. The Borrower stated that the initial draw was too small for the contractor to finish the XXX repairs. On XX/XX/XXXX the Borrower had questions regarding the loss draft claim. On XX/XX/XXXX an agent informed the Borrower that a materials list on company letterhead is needed in order to release a draw. On XX/XX/XXXX the agent informed the Borrower that $X.XX was approved so the contractor can begin the repairs. On XX/XX/XXXX the Borrower called to check on the status of the claim and requested a draw. On XX/XX/XXXX the Borrower called in to verify the draw status. On XX/XX/XXXX the Borrower called to request an inspection and a draw. On XX/XX/XXXX the Borrower called to check on the status of the claim. The agent advised that a draw was released with the XX% inspection. An additional inspection is needed in order to release additional claim funds. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. Claim checks were received in the amount of $X.XX and the claim was classified as monitored. On XX/XX/XXXX an XX% complete inspection was received, and a draw in the amount of $X.XX was mailed out. A follow-up letter was sent to the Borrower on XX/XX/XXXX requesting a final inspection. There is no evidence that the repairs were 100% completed and claim funds remain in restricted escrow.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/28/2024
1000789853	674022843		3	[3] There is evidence of property damage. [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to go over their statement. On XX/XX/XXXX, authorized third party called regarding their insurance claim check and inspection  No other contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Filing date not provided
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX loss to XXX sustained on XX/XX/XXXX. Claim first reported XX/XX/XXXX. On XX/XX/XXXX a claim check for $X.XX was deposited. On XX/XX/XXXX, a $X.XX draw was issued. On XX/XX/XXXX, a check for $X.XX was deposited. On XX/XX/XXXX, claim checks were deposited for $X.XX, $X.XX, and $X.XX. On XX/XX/XXXX, a check was deposited for $X.XX and an additional  draw of $X.XX was requested. On XX/XX/XXXX, a check for  $X.XX was deposited. On XX/XX/XXXX, a check for $X.XX was deposited. On XX/XX/XXXX, a check for $X.XX was deposited. On XX/XX/XXXX a check for $X.XX was deposited. On XX/XX/XXXX, a check for $X.XX was deposited. On XX/XX/XXXX, a check for $X.XX was deposited. On XX/XX/XXXX, a check for  $X.XX was sent. On XX/XX/XXXX, borrower called for status of claim check and agent advised that an inspection was needed. No evidence of all funds being released, claim closing, or inspection for repair status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/26/2024
1000789556	674036587		3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  An inspection on XX/XX/XXXX found that the property had XXX and XXX. An inspection on XX/XX/XXXX found the property to be vacant and to have some damage. The estimated damages do not exceed $X.XX. There is no evidence that the repairs were made.  Property repairs have not started.  The property condition is fair.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. No detrimental issues were noted. The loan is currently performing.
						08/31/2024	11/30/2024
43903242	0579669724		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to discuss the principal balance on the recent mortgage statement. The agent advised that the modification was executed in XXX after the 1098 was sent out. On XX/XX/XXXX the Borrower called in and stated that they wanted the loan to be reported to the credit bureaus. On XX/XX/XXXX the Borrower was instructed to reaffirm the debt so that the loan could start reporting to the credit bureaus. On XX/XX/XXXX the Borrower called to schedule a payment and inquired about the credit reporting. On XX/XX/XXXX the Borrower called to find out why the account has not been reporting to the credit bureaus. The agent instructed the Borrower to send in proof that the Chapter XX bankruptcy was reaffirmed. A payment was made by phone. There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/26/2024
1000168215	272404		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called for payment method options. On XX/XX/XXXX, borrower called stating that insurance company has threatened to drop them if XXX is not fixed. Agent told them they should file a claim or fix on their own. On XX/XX/XXXX, borrower called to inform servicer that insurance had dropped her. Agent advised her of insurance requirement and to send new carrier information. On XX/XX/XXXX, borrower called to verify payment receipt, which agent informed her it was received after grace period.. Borrower question this, as she made the payment on XX/XX/XXXX. Agent informed her that payments are only processed during business days, and when she sent it does not matter. Rather, it's when the payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Borrower stated on XX/XX/XXXX that their insurance carrier threatened to drop her if they did not fix their XXX. Agent suggested they either file a claim or pay out of pocket for repairs. On XX/XX/XXXX, borrower reported that their carrier had in fact dropped her. Lender placed insurance policy was put in place since borrower did not get their own. However, there is no evidence of any claim filing or repairs being done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	10/17/2024
1000789493	674046842		3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower cited reduction of income as the hardship and promised a payment.  On XX/XX/XXXX, the customer stated that lost a 2nd job due to illness; but is looking for another 2nd job.  A loss mitigation was submitted.  On XX/XX/XXXX, the servicer advised that the loan is not eligible for a repayment plan and there is not sufficient income for a modification.  The agent recommended either reinstating the loan or liquidating the property.  On XX/XX/XXXX and XX/XX/XXXX, the borrower stated that plans to reinstate the loan after dealing with illness and loss of income.  On XX/XX/XXXX, a reinstated quote was requested.  On XX/XX/XXXX, the customer stated that was out of work due to medical reasons; but is back to work.  A reinstatement quote was provided.  On XX/XX/XXXX, the customer advised that reinstated the loan yesterday.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the homeowner stated that had 2 jobs and lost one of them.  A payment for $X.XX was scheduled for XX/XX/XXXX.  Owner occupancy was verified.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower scheduled a payment.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A prior mortgage in favor of XXX  recorded on XX/XX/XXXX was identified and a title claim was recommended per notes dated XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789490	674039524		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to update their contact information. On XX/XX/XXXX the Borrower made a promise to pay prior to XX/XX/XXXX. On XX/XX/XXXX the Borrower called to confirm the payment arrangement. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to re-schedule a payment. On XX/XX/XXXX the Borrower called to schedule a payment. On XX/XX/XXXX the Borrower called to make a payment arrangement for the XX/XXXX payment. On XX/XX/XXXX the Borrower called to schedule a payment. On XX/XX/XXXX the Borrower called in to cancel a scheduled payment. On XX/XX/XXXX the Borrower called to confirm that the XXX statement and 1098 tax form were mailed out. On XX/XX/XXXX the Borrower called to confirm that the payment was scheduled. On XX/XX/XXXX the Borrower requested a copy of the 1098 tax form for tax year XXXX. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to confirm the bank account information on file. On XX/XX/XXXX the Borrower stated that they tried to make a payment online, but the system is saying that they need to make XX payments. The agent advised that there is an unapplied payment on XX/XX/XXXX that needs to be applied before another payment can be made. On XX/XX/XXXX an authorized third party called to make a payment. On XX/XX/XXXX the Borrower called to schedule a payment to be drafted on XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to re-schedule a payment. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower had questions regarding XX legal fees and a proof of claim fee totaling $X.XX. A payment was made by phone. The loan is currently performing in Bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
1000789112	674028584		3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to report a new claim for XXX damage. On XX/XX/XXXX the Borrower called to check on the status of the claim check. The agent advised that the endorsed check was mailed to the Borrower in XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX the Co-Borrower had questions regarding the post-bankruptcy credit reporting and stated that they found affordable insurance and wanted to update the information. On XX/XX/XXXX the Co-Borrower called to inquire about a refinance. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX the Borrower called to report a new claim for XXX damage and stated that they received a claim check in the amount of $X.XX. The claim was classified as non-monitored. The endorsed claim check was released to the Borrower on XX/XX/XXXX and the claim was closed. A final inspection was not required.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
48407986	383341		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the account terms and status were discussed with the Borrower. The Borrower also reported a claim for XXX damage that occurred on XX/XX/XXXX. The agent instructed the Borrower to send in the claim documents. On XX/XX/XXXX the Borrower called to check on the status of the claim. On XX/XX/XXXX the Borrower called to speak with the loss draft department regarding the status of the claim check. The agent advised that the claim check in the amount of $X.XX was endorsed and released on XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/20/2024
43901618	0676802895		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower was informed that the account is current, and modification was complete. On XX/XX/XXXX the Borrower called to dispute the maturity date of XX/XX/XXXX. They stated that they did not request a loan modification. On XX/XX/XXXX the Borrower called to speak with a supervisor. On XX/XX/XXXX the Borrower had questions regarding the Note and prior modifications. On XX/XX/XXXX the Borrower requested a copy of the Note, Mortgage and all modifications. On XX/XX/XXXX the Borrower called to check on the loan status. On XX/XX/XXXX the Borrower requested a copy of all the previous modifications before they will execute a new one. On XX/XX/XXXX the Borrower called to get a copy of the Note. On XX/XX/XXXX the Borrower gave permission for the Servicer to speak with a third party regarding the modification terms. The agent advised that the modification was denied due to not receiving the documents back in time. The loan is maturing and is due in full. The reason for default was due to a curtailment of income. A payment was made by phone. On XX/XX/XXXX the Borrower called to follow-up on the status of the ballon payment and maturity date dispute. On XX/XX/XXXX the Borrower called to make a payment and to discuss the maturity date on the loan. On XX/XX/XXXX the Borrower called with a third party to discuss possibly modifying the loan to change the maturity date. On XX/XX/XXXX and XX/XX/XXXX the Borrower had questions regarding the maturity date on the loan. On XX/XX/XXXX the Borrower called to advise that they received a statement with a maturity amount of $X.XX. The agent confirmed that the maturity date is XX/XX/XXXX. On XX/XX/XXXX the Borrower expressed concern with the balance reflected on the most recent statement. The agent assisted and the call ended. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024
1000789782	673344487		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to request their 1098 form be emailed to them. On XX/XX/XXXX, borrower scheduled payment. On XX/XX/XXXX, co-borrower called in stating she never received a follow up from a manager, she received notice in the mail, and that servicer pulled a payment. Agent advised last month the borrower only paid $X.XX due to agent error. Agent logged complaint, and advised co-borrower that she can file dispute online., On XX/XX/XXXX, co-borrower called to complain about foreclosure letters they were receiving and call was transferred to manager, who explained that they were grace period letters that must be sent according to state law. On XX/XX/XXXX and XX/XX/XXXX, borrower called to schedule payment. On XX/XX/XXXX, servicer called and co-borrower was upset because it was dinner time. Fees discussed and insufficient funds payment. Agent apologized for call timing and call ended. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
						08/31/2024	11/29/2024